TAXATION (Schedule of Income Tax Benefit/(Expense) and Components of (Loss)/Income) (Details)) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes
Current income tax expense	$ (2,540)	$ (106)	$ (339)
Deferred income tax benefit/(expense)	1,717	(586)	129
Income tax expense	(823)	(692)	(210)
Components of (loss)/income before income taxes
(Loss)/income arising from China operations	6,293	(6,926)	(936)
(Loss)/income arising from non-China operations	829	(2,503)	(2,914)
Net(loss)/income before income taxes and equity in (loss)/gain of an equity investee	7,122	(9,429)	(3,850)
U.S. [Member]
Components of (loss)/income before income taxes
(Loss)/income arising from non-China operations	(1,487)	15	30
Hong Kong [Member]
Components of (loss)/income before income taxes
(Loss)/income arising from non-China operations	4,616	511	(513)
Cayman [Member]
Components of (loss)/income before income taxes
(Loss)/income arising from non-China operations	$ (2,300)	$ (3,029)	$ (2,431)